INCOME TAXES AND TAX RELATED PAYMENTS (Provision for Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current
Federal income tax expense (benefit)									$ 7,558	$ 1,185	$ (223)
Foreign income tax expense (benefit)									12,258	8,875	9,550
State and local income tax expense (benefit)									5,175	1,310	639
Total current tax expense									24,991	11,370	9,966
Deferred
Federal income tax expense (benefit)									(1,051)	47,953	27,559
Foreign income tax expense (benefit)									1,115	65	1,718
State and local income tax expense (benefit)									(18,108)	6,413	165
Deferred income tax expense (benefit)									(18,044)	54,431	29,442
Total expense (benefit)	$ (9,987)	$ 3,024	$ 7,916	$ 5,994	$ 23,565	$ 14,794	$ 1,166	$ 26,276	$ 6,947	$ 65,801	$ 39,408